Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
					Value of Initial Fixed $100
			Average		Investment Based on:
			Summary	Average		Peer
	Summary		Compensation	Compensation	CompX	Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income
	for PEO (1)	to PEO (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($ in
Year	($)	($)	($)	($)	($)	($)	thousands)
2024	1,363,609	1,363,609	300,000	300,000	250	124	16,587
2023	1,315,477	1,315,477	279,750	279,750	218	88	22,593
2022	1,258,883	1,258,883	348,000	348,000	152	74	20,871
2021	1,185,257	1,185,257	321,800	321,800	165	110	16,568
2020	1,082,190	1,082,190	400,500	400,500	100	124	10,323
(1)	The only PEO for each year reflected in the table is Scott C. James.
(2)	For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.
(3)	The non-PEO NEOs for each year were as follows:

2024: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2023: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2022: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert, Robert D. Graham

2021: Robert D. Graham, Andrew B. Nace, Michael S. Simmons, Amy E. Ruf, Amy A. Samford

2020: Robert D. Graham, Andrew B. Nace, Amy A. Samford, Amy E. Ruf

(4)	Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2019 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2024, namely The Eastern Company and Strattec Security Corporation.

Named Executive Officers, Footnote
(1)	The only PEO for each year reflected in the table is Scott C. James.
(3)	The non-PEO NEOs for each year were as follows:

2024: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2023: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2022: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert, Robert D. Graham

2021: Robert D. Graham, Andrew B. Nace, Michael S. Simmons, Amy E. Ruf, Amy A. Samford

2020: Robert D. Graham, Andrew B. Nace, Amy A. Samford, Amy E. Ruf

Peer Group Issuers, Footnote
(4)	Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2019 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2024, namely The Eastern Company and Strattec Security Corporation.

PEO Total Compensation Amount	$ 1,363,609	$ 1,315,477	$ 1,258,883	$ 1,185,257	$ 1,082,190
PEO Actually Paid Compensation Amount	1,363,609	1,315,477	1,258,883	1,185,257	1,082,190
Non-PEO NEO Average Total Compensation Amount	300,000	279,750	348,000	321,800	400,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 300,000	279,750	348,000	321,800	400,500
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 250	218	152	165	100
Peer Group Total Shareholder Return Amount	124	88	74	110	124
Net Income (Loss)	$ 16,587,000	$ 22,593,000	$ 20,871,000	$ 16,568,000	$ 10,323,000
PEO Name	Scott C. James